Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 232,764	$ 243,196	$ (56,933)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization	95,394	94,406	102,974
Equity in earnings of unconsolidated joint ventures	(57,924)	(24,319)	(48,650)
Distribution of earnings from unconsolidated joint ventures	23,839	31,159	26,401
Non-cash stock compensation	34,438	32,611	26,551
Excess tax benefit from share-based payment	(748)	(1,754)	(1,254)
Foreign currency translation	(20,794)	(16,061)	9,735
Deferred income tax expense (benefit)	27,155	(7,210)	(20,303)
Goodwill impairment			336,000
Other	1,460	1,821	(5,286)
Changes in operating assets and liabilities, net of effects of acquisitions:
Accounts receivable	(14,405)	92,152	(21,544)
Prepaid expenses and other assets	(31,103)	(21,836)	11,363
Accounts payable	91,955	(47,019)	80,999
Accrued expenses and other current liabilities	3,283	71,125	14,682
Billings in excess of costs on uncompleted contracts	3,095	(12,945)	(5,376)
Other long-term liabilities	(23,702)	(19,027)	(28,180)
Income taxes payable	(4,082)	(7,701)	12,173
Net cash provided by operating activities	360,625	408,598	433,352
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for business acquisitions, net of cash acquired	(53,099)	(42,005)	(12,571)
Cash acquired from consolidation of joint venture	18,955
Net investment in unconsolidated joint ventures	(52,173)	(23,822)	(2,846)
Sales (purchases) of investments	2,727	(24,270)	1,871
Proceeds from disposal of property and equipment	3,646	2,724	2,647
Payments for capital expenditures	(62,852)	(52,117)	(62,874)
Net cash provided by (used in) investing activities	(142,796)	(139,490)	(73,773)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from borrowings under credit agreements	1,810,318	2,280,080	1,454,861
Repayments of borrowings under credit agreements	(1,998,882)	(2,156,399)	(1,550,996)
Cash paid for debt and equity issuance costs	(8,067)	(1,616)
Proceeds from issuance of common stock	13,886	14,029	13,760
Proceeds from exercise of stock options	13,417	14,365	4,541
Payments to repurchase common stock	(34,924)	(388,101)	(159,751)
Excess tax benefit from share-based payment	748	1,754	1,254
Net distributions to noncontrolling interests	(30,253)	(18,485)	(1,283)
Net cash provided by (used in) financing activities	(233,757)	(254,373)	(237,614)
EFFECT OF EXCHANGE RATE CHANGES ON CASH	(10,561)	(7,834)	14,871
NET INCREASE(DECREASE) IN CASH AND CASH EQUIVALENTS	(26,489)	6,901	136,836
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	600,677	593,776	456,940
CASH AND CASH EQUIVALENTS AT END OF PERIOD	574,188	600,677	593,776
SUPPLEMENTAL CASH FLOW INFORMATION:
Equity issued for acquisitions (non-cash)		14,322	857
Equity issued to settle liabilities (non-cash)			4,016
Interest paid	43,362	37,342	39,044
Income taxes paid, net of refunds received	$ 68,797	$ 115,508	$ 38,482